INCOME TAXES (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Federal loss carryforward	$ 498,244	$ 452,503	$ 620,078